Income Tax - Summary of deferred tax assets and deferred tax liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	$ 4,761,285	$ 4,595,405
Deferred Tax Liabilities	10,960,715	15,742,343
Net deferred tax liabilities	6,199,430	11,146,938	$ 1,062,726
Unused Inflation adjustment in accordance with income tax law
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	111,908	169,255
Allowances for contingencies [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	459,249	551,200
Provisions and employee benefit [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	1,094,454	892,236
Lease [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	175,719	160,220
Loans and other financing [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	2,634,006	2,578,320
Other [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	285,949	244,174
Property, plant and equipment [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	5,645,093	10,341,362
Intangible asset [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	2,932,739	2,079,409
Investments in other companies [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	1,231,051	1,937,941
Profit or loss for forward sale [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	932,601	772,396
Other [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	$ 219,231	$ 611,235